MINING MACHINES, NET (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024
MINING MACHINES, NET
Mining machines	$ 254,346,496	$ 254,000,000
Less: accumulated depreciation	(11,539,783)
Mining machines, net	$ 242,806,713